SUPPLEMENT TO
                             EQUITABLE ACCUMULATOR(SM)
                                (IRA, NQ, AND QP)
                        PROSPECTUS DATED MAY 1, 1998, AND
              TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998

          Combination Variable and Fixed Deferred Annuity Certificates

                                    Issued By
            The Equitable Life Assurance Society of the United States


--------------------------------------------------------------------------------
This prospectus supplement (SUPPLEMENT) adds to or changes certain information contained in the Profile and Prospectus dated May 1, 1998, and the Tax Sheltered Annuity prospectus supplement (TSA SUPPLEMENT) dated June 18, 1998. Capitalized terms have the same meaning as in the Prospectus and TSA Supplement.

This prospectus supplement provides information on the following enhancements to the Equitable Accumulator Certificates: (1) three new Investment Funds and a new GIRO; (2) waiver of withdrawal charge for disability; and (3) a new Beneficiary Continuation Option.

Information is also provided regarding the reduction in the interest rate credited under the Guaranteed Minimum Income Benefit benefit base and the Guaranteed Minimum Death Benefit from 6% to 5% (from 4% to 3% for amounts in the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, and the GIROs). The guaranteed minimum annuity purchase factors used in calculating the Guaranteed Minimum Income Benefit will be based on interest at 2.5% for all years.


(1) NEW INVESTMENT OPTIONS
--------------------------

IN THE THIRD PARAGRAPH ON THE COVER PAGE OF THE PROSPECTUS, THE NUMBER OF VARIABLE INVESTMENT FUNDS AVAILABLE IS CHANGED FROM 24 TO 27.

THE FOLLOWING IS ADDED UNDER ITEM 4 "INVESTMENT OPTIONS" TO THE CHART OF INVESTMENT FUNDS ON PAGE 3 OF THE PROFILE AND THE CHART OF INVESTMENT FUNDS ON THE COVER PAGE OF THE PROSPECTUS:


     DOMESTIC EQUITY                               ASSET ALLOCATION SERIES
     EQ/Evergreen                                  EQ/Evergreen Foundation
     MFS Growth with Income


IN ITEM 4 OF THE PROFILE IN THE PARAGRAPH FOLLOWING THE CHART OF INVESTMENT FUNDS, AND THROUGHOUT THE PROSPECTUS, THE DISCUSSION OF AVAILABLE GIROS IS CHANGED. THE GIRO MATURING IN 1999 IS NO LONGER AVAILABLE FOR ALLOCATION. UNDER IRA, NQ, QP, AND TSA CERTIFICATES, THE GIRO WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS NOW AVAILABLE FOR ALLOCATION. UNDER THE ASSURED PAYMENT OPTION AND APO PLUS FOR IRA CERTIFICATES, A GIRO WITH AN EXPIRATION DATE OF FEBRUARY 15, 2014 IS ADDED.

--------------------------------------------------------------------------------
 Copyright 1999 The Equitable Life Assurance Society of the United States,
                 New York, New York 10104. All rights reserved.
 Accumulator is a service mark and baseBUILDER is a registered service mark of The Equitable Life Assurance Society of the United States.


SUPPLEMENT DATED JANUARY 4, 1999

PROS AGT SUPP5 (1/99)

IN ITEM 5 "EXPENSES" BEGINNING ON PAGE 5 OF THE PROFILE, THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE TABLE OF EXPENSES:


--------------------------------------------------------------------------------------------------------------------------
                                              TOTAL             TOTAL                                  EXAMPLES
                                              ANNUAL           ANNUAL            TOTAL               Total Annual
                                           CERTIFICATE        PORTFOLIO          ANNUAL           Expenses at End of:
INVESTMENT FUNDS                             CHARGES           CHARGES          CHARGES              (1)        (2)
                                                                                                   1 Year     10 Years
--------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                                   1.35%             1.05%            2.40%            $94.27      $307.88
EQ/Evergreen Foundation                        1.35%             0.95%            2.30%            $93.27      $298.05
MFS Growth with Income                         1.35%             0.85%            2.20%            $92.28      $288.16
--------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "HRT AND EQAT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)" ON PAGE 9 OF THE PROSPECTUS:

                                                                            EQ/EVERGREEN          MFS GROWTH
EQAT                                                   EQ/EVERGREEN          FOUNDATION          WITH INCOME
------------------------------------------------------------------------------------------------------------------
Investment Management and Advisory Fee                    0.75%                 0.63%               0.55%
12b-1 Fee (5)                                             0.25%                 0.25%               0.25%
Other Expenses                                            0.05%                 0.07%               0.05%
------------------------------------------------------------------------------------------------------------------
Total EQAT Annual Expenses (7)                            1.05%                 0.95%               0.85%
==================================================================================================================

THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER FOOTNOTE (7) ON PAGE 10 OF THE PROSPECTUS:

The EQ/Evergreen, EQ/Evergreen Foundation and MFS Growth with Income Portfolios had initial seed capital invested on December 31, 1998.

THE FOLLOWING IS ADDED AT THE END OF THE SECOND PARAGRAPH UNDER FOOTNOTE (7):

The total annual operating expenses of the following portfolios are also limited for the respective average daily net assets as follows: EQ/Evergreen - 1.05%; EQ/Evergreen Foundation - 0.95%; and MFS Growth with Income - 0.85%.

THE FOLLOWING IS ADDED AFTER THE THIRD PARAGRAPH UNDER FOOTNOTE (7):

For the EQAT Portfolios which had initial seed capital invested on December 31, 1998, absent the expense limitation, we estimate that the other expenses for 1999 will be 0.777% for the EQ/Evergreen and MFS Growth with Income Portfolios; and 0.848% for the EQ/Evergreen Foundation Portfolio.

THE FOLLOWING IS ADDED AFTER THE "EXAMPLES" TABLE UNDER THE EQAT INVESTMENT FUNDS ON PAGE 11 OF THE PROSPECTUS:

----------------------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR CERTIFICATE AT THE  IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                                   END OF EACH PERIOD SHOWN, THE EXPENSES    AT THE END OF EACH PERIOD SHOWN, THE
                                   WOULD BE:                                 EXPENSES WOULD BE:

                                   1 YEAR   3 YEARS  5 YEARS  10 YEARS       1 YEAR      3 YEARS   5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                       $94.27   $130.90       --     --          $27.42      $84.37      --        --
EQ/Evergreen Foundation             93.27    127.92       --     --           26.42       81.38      --        --
MFS Growth with Income              92.28    124.93       --     --           25.43       78.41      --        --

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER "EQAT'S INVESTMENT ADVISERS" ON PAGE 14 OF THE PROSPECTUS:

Bankers Trust Company, Evergreen Asset Management Corp., Massachusetts Financial Services Company, Merrill Lynch Asset Management, L.P., Morgan Stanley Asset Management Inc., Putnam Investment Management, Inc., T. Rowe Price Associates, Inc., and Rowe Price-Fleming International, Inc., and Warburg Pincus Asset Management, Inc. serve as EQAT advisers only for their respective EQAT Portfolios.

THE FOLLOWING IS ADDED AFTER THE DESCRIPTION OF "BANKERS TRUST COMPANY" ON PAGE 15 OF THE PROSPECTUS:

EVERGREEN ASSET MANAGEMENT CORP.

Evergreen Asset Management Corp. (EVERGREEN) is a wholly-owned subsidiary of First Union Corporation (FIRST UNION), a bank holding company. First Union, through Evergreen and other subsidiaries, offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 1997, Evergreen's combined assets under management totaled over $40 billion. Evergreen advises EQ/Evergreen and EQ/Evergreen Foundation, domestic equity portfolios. Evergreen is located at 2500 Westchester Avenue, Purchase, New York 10577.

THE FOLLOWING REPLACES THE SECOND SENTENCE UNDER THE DESCRIPTION OF "MASSACHUSETTS FINANCIAL SERVICES COMPANY" ON PAGE 15 OF THE PROSPECTUS:

MFS advises MFS Research and MFS Growth with Income, domestic equity portfolios, and MFS Emerging Growth Companies, an aggressive equity portfolio.

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "INVESTMENT POLICIES AND OBJECTIVES OF HRT'S PORTFOLIOS AND EQAT'S PORTFOLIOS" BEGINNING ON PAGE 16 OF THE PROSPECTUS:

    -----------------------------------------------------------------------------------------------------------------
            EQAT PORTFOLIO                          INVESTMENT POLICY                            OBJECTIVE
    -----------------------------------------------------------------------------------------------------------------

    EQ/Evergreen                     Primarily common stocks and convertible           Capital appreciation
                                     securities of companies that are little-known,
                                     relatively small, or represent special
                                     situations which, in the view of the adviser,
                                     offer potential for capital appreciation.
    -----------------------------------------------------------------------------------------------------------------

    EQ/Evergreen Foundation          Invests in a diversified, balanced portfolio of   In order of priority,
                                     stocks and bonds.                                 reasonable income,
                                                                                       conservation of capital and
                                                                                       capital appreciation
    -----------------------------------------------------------------------------------------------------------------

    MFS Growth with Income           Primarily equity securities that the adviser      Reasonable current income
                                     considers to be of high or improving investment   and long-term growth of
                                     quality with due regard for both probable         capital and income
                                     income and probable safety of capital.
    -----------------------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE ADVISORY FEE TABLE FOR THE EQAT PORTFOLIOS ON PAGE 45 OF THE PROSPECTUS:

                  ------------------------------------------------------
                                                 MAXIMUM
                                                 INVESTMENT
                                               MANAGEMENT AND
                                                ADVISORY FEE
                  EQAT PORTFOLIO                (ANNUAL RATE)
                  ------------------------------------------------------
                  EQ/Evergreen                     0.75%
                  EQ/Evergreen Foundation          0.63%
                  MFS Growth with Income           0.55%

(2) WAIVER OF WITHDRAWAL CHARGE FOR DISABILITY
----------------------------------------------

THE FOLLOWING IS ADDED AFTER THE SIXTH PARAGRAPH UNDER "FREE CORRIDOR AMOUNT" ON PAGE 43 OF THE PROSPECTUS:

Exceptions to the Withdrawal Charge

A withdrawal charge will not apply in the following events. However, we reserve the right to impose a withdrawal charge, in accordance with your Certificate and applicable state law, for preexisting conditions or conditions which began within 12 months of the Contract Date for these events:

o the Annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

o we receive proof satisfactory to us that the Annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

o the Annuitant has been confined to a nursing home for more than a 90-day period (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

     - its main function is to provide skilled, intermediate, or custodial nursing care;

     -    it provides continuous room and board to three or more persons;

     -    it is supervised by a registered nurse or licensed practical nurse;

     -    it keeps daily medical records of each patient;

     -    it controls and records all medications dispensed; and

     -    its primary service is other than to provide housing for residents.

This provision is not available while the Assured Payment Option or APO Plus is in effect. It may not currently be available in all states. Also, events for which the withdrawal charge will not apply may be limited in some states. Your agent can provide information about state availability, or you may contact our Processing Office.

(3) BENEFICIARY CONTINUATION OPTION
-----------------------------------

THE FOLLOWING IS ADDED AFTER THE SECOND PARAGRAPH UNDER "HOW DEATH BENEFIT PAYMENT IS MADE" -- "SUCCESSOR ANNUITANT/CERTIFICATE OWNER" ON PAGE 30 OF THE
PROSPECTUS:

Beneficiary Continuation Option for Traditional IRA Certificates

Upon the death of the Annuitant under a Traditional IRA Certificate, a non-spouse beneficiary may elect to keep the Certificate in the name of the deceased Annuitant, and receive distributions under the Certificate instead of the death benefit being paid in a lump sum. The beneficiary's choices are subject to the conditions in the following paragraphs and depend in part on whether the Annuitant dies before or after the "Required Beginning Date" for required minimum distributions. "Required Beginning Date" is discussed in Part 8 under "Distributions from Traditional IRA Certificates".

If the Annuitant dies after the "Required Beginning Date" for required minimum distributions, the Certificate will continue if: (i) the Annuitant was receiving Minimum Distribution Withdrawals from this Certificate; and (ii) the pattern of Minimum Distribution Withdrawals the Annuitant chose was based in part on the life of the designated beneficiary. The withdrawals will then continue to be paid to the beneficiary on the same basis as the Annuitant chose before death. Our "Minimum Distribution Withdrawals" are described in Part 5. We will have a record as to whether this option is available to the beneficiary. The beneficiary's ability to elect this option may be limited based on the calculation method the Annuitant chose to determine the required minimum distribution amounts. You should contact our Processing Office for further information.

If the Annuitant dies before the "Required Beginning Date" (and therefore was not taking Minimum Distribution Withdrawals under the Certificate), the beneficiary may begin taking Minimum Distribution Withdrawals under the Certificate. The Annuity Account Value will be reset to the death benefit and that amount will be applied to provide the withdrawals. These withdrawals will commence by December 31 of the calendar year following the Annuitant's death and will be based on the beneficiary's life expectancy. If there is more than one beneficiary, the shortest life expectancy is used.

The designated beneficiary must be a natural person and of legal age at the time of election. To elect this option the appropriate form must be completed and sent to our Processing Office within 30 days following the date we receive proof of the Annuitant's death. This option may not currently be available in all states. Your agent can provide information about state availability, or you may contact our Processing Office.

While the distributions are in effect, the beneficiary may transfer the Certificate's Annuity Account Value among the Investment Options. However, subsequent contributions will not be permitted and the Guaranteed Minimum Income Benefit and the death benefit (including the Guaranteed Minimum Death Benefit) provisions will no longer be in effect. Although the only withdrawals that will be permitted are Minimum Distribution Withdrawals, the beneficiary may choose at any time to withdraw all of the Annuity Account Value and no withdrawal charges will apply.


================================================================================

IN THE PROFILE AND THROUGHOUT THE PROSPECTUS, "5% ROLL UP TO AGE 80" REPLACES "6% ROLL UP TO AGE 80" AND "5% ROLL UP TO AGE 70" REPLACES "6% ROLL UP TO AGE 70."

IN THE TABLE UNDER "EXPENSES" IN ITEM 5 OF THE PROFILE, PLEASE NOTE THAT THE EXPENSE NUMBERS UNDER THE COLUMN HEADING "10 YEARS" WILL BE SLIGHTLY LOWER THAN THE NUMBERS SHOWN DUE TO THE REDUCTION IN THE INTEREST RATE CREDITED UNDER THE GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER "DEATH BENEFIT" IN ITEM 9 OF THE PROFILE:

5% Roll Up to Age 80 (Not available in New York) -- We add interest to the initial amount at 5% (3% for amounts in the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, and GIROs) through the annuitant's age 80 (or at the annuitant's death, if earlier). The 5% interest rate will still apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program discussed in item 10 "OTHER INFORMATION."

THE FOLLOWING REPLACES THE FOURTH PARAGRAPH IN ITEM 10 "OTHER INFORMATION" OF THE PROFILE UNDER "BASEBUILDER BENEFITS" -- "DEATH BENEFIT":

5% Roll Up to Age 70 -- We add interest to the initial amount at 5% (3% for amounts in the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, and GIROs) through the annuitant's age 70 (or at the annuitant's death, if earlier). The 5% interest rate will still apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program discussed in item 10 "OTHER INFORMATION."

IN THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 11 OF THE PROSPECTUS, PLEASE NOTE THAT OTHER THAN FOR SURRENDER IN THE FIRST YEAR WHEN THE EXPENSE NUMBERS WILL BE THE SAME, THE NUMBERS WILL BE SLIGHTLY LOWER THAN THE NUMBERS SHOWN DUE TO THE CHANGE IN THE INTEREST RATE CREDITED UNDER THE GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE HEADING "BASEBUILDER BENEFITS" ON PAGE 28 OF THE PROSPECTUS:

The baseBUILDER option provides guaranteed benefits in the form of a Combined Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit. The combined benefit is available for Annuitant issue ages 20 through 75 and is subject to an additional charge (see "baseBUILDER Benefits Charge" in Part 6 of the Prospectus). baseBUILDER provides a degree of protection for you while the Annuitant lives (Income Benefit), as well as for the beneficiary should the Annuitant die. As part of baseBUILDER you will have a choice of two Guaranteed Minimum Death Benefit options for Annuitant issue ages 20 through 75: (i) a 5% Roll Up to Age 80 or (ii) an Annual Ratchet to Age 80. Under Traditional IRA and TSA Certificates for Annuitant issue ages 20 through 60, we offer an alternative Guaranteed Minimum Death Benefit under the baseBUILDER which is a 5% Roll Up to Age 70. The 5% Roll Up to Age 80 and the Annual Ratchet to Age 80 Guaranteed Minimum Death Benefit choices are still provided under the Certificate even if you do not elect baseBUILDER. The two choices are also provided for Annuitant issue ages 0 through 19 under NQ Certificates and for Annuitant issue ages 76 through 79. The 5% Roll Up to Age 70 is available only under baseBUILDER. baseBUILDER is not currently available in New York.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH AND THE CHART FOLLOWING THE PARAGRAPH UNDER THE HEADING "GUARANTEED MINIMUM INCOME BENEFIT" ON PAGE 28 OF THE
PROSPECTUS:

Illustrated below are Guaranteed Minimum Income Benefit amounts per $100,000 of initial contribution, for a male Annuitant age 60 (at issue) on Contract Date anniversaries as indicated below, assuming no subsequent contributions, withdrawals, or loans under TSA Certificates, and assuming there were no allocations to the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund or the Guaranteed Period Account.

             ---------------------------------------------------------------
                                                     Guaranteed Minimum
                                                  Income Benefit -- Annual
                   Contract Date                Income Payable for Life with
              Anniversary at Exercise              10 Year Period Certain
             ---------------------------------------------------------------
                    7                                   $ 8,315
                   10                                    10,341
                   15                                    14,924
             --------------------------------------------------------------

THE FOLLOWING REPLACES THE FIRST THREE PARAGRAPHS UNDER THE SUBHEADING "GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 30 OF THE PROSPECTUS AND THE SECOND PARAGRAPH UNDER THE SUBHEADING "GUARANTEED MINIMUM DEATH BENEFIT" BEGINNING ON PAGE 3 OF THE TSA SUPPLEMENT:

Applicable for Annuitant Issue Ages 0 through 79 under NQ Certificates; 20 through 78 under Traditional IRA, Roth IRA and TSA Certificates; and 20 through 70 under QP Certificates

You elect either the "5% Roll Up to Age 80" or the "Annual Ratchet to Age 80" Guaranteed Minimum Death Benefit when you apply for a Certificate. Once elected, the benefit may not be changed.

5% Roll Up to Age 80 -- On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the initial contribution. Thereafter, the Guaranteed Minimum Death Benefit is credited with interest at 5% (3% for amounts in the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, and GIROs) on each Contract Date anniversary (compounded annually) through the Annuitant's age 80 (or at the Annuitant's death, if earlier), and 0% thereafter. An interest rate of 5% will apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program. Under TSA Certificates, while a loan is outstanding, the amount in the loan reserve account will be credited with interest at 3%.

On the date that a subsequent contribution is applied, your current Guaranteed Minimum Death Benefit will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Death Benefit will be adjusted for the withdrawal. See "How Withdrawals Affect Your Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit" below.

The 5% Roll Up to Age 80 Guaranteed Minimum Death Benefit is not available in New York.

THE FOLLOWING REPLACES THE FIFTH AND SIXTH PARAGRAPHS UNDER THE SUBHEADING "GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 30 OF THE PROSPECTUS AND THE SECOND PARAGRAPH UNDER THE SUBHEADING "GUARANTEED MINIMUM DEATH BENEFIT" BEGINNING ON PAGE 3 OF THE TSA SUPPLEMENT:

Alternate baseBUILDER Guaranteed Minimum Death Benefit applicable under Traditional IRA and TSA Certificates for Annuitant Issue Ages 20 through 60

5% Roll Up to Age 70 -- On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the initial contribution. Thereafter, the Guaranteed Minimum Death Benefit is credited with interest at 5% (3% for amounts in the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, and GIROs) on each Contract Date anniversary (compounded annually) through the Annuitant's age 70 (or at the Annuitant's death, if earlier), and 0% thereafter. An interest rate of 5% will apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program. Under TSA Certificates, while a loan is outstanding, the amount in the loan reserve account will be credited with interest at 3%.

On the date that a subsequent contribution is applied, your current Guaranteed Minimum Death Benefit will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Death Benefit will be adjusted for the withdrawal. See "How Withdrawals Affect Your Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit" below.

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 40 OF THE PROSPECTUS:

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:

Guaranteed Minimum Income Benefit benefit base -- Your current Guaranteed Minimum Income Benefit benefit base (described below) will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 5% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 5% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Income Benefit benefit base on a pro rata basis.

5% Roll Up to Age 80 or to Age 70 -- If you elect the 5% Roll Up to Age 70 or to Age 80 Guaranteed Minimum Death Benefit, your current Guaranteed Minimum Death Benefit will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 5% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 5% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Death Benefit on a pro rata basis.

Annual Ratchet to Age 80 -- If you elect the Annual Ratchet to Age 80 Guaranteed Minimum Death Benefit, each withdrawal will always reduce your current Guaranteed Minimum Death Benefit on a pro rata basis.

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of the Annuity Account Value (as of the Transaction Date) that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your Annuity Account Value is $30,000 and you withdraw $12,000, you have withdrawn 40% ($12,000/ $30,000) of your Annuity Account Value. If your Guaranteed Minimum Death Benefit was $40,000 prior to the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new Guaranteed Minimum Death Benefit after the withdrawal would be $24,000 ($40,000
- $16,000).

The timing of your withdrawals and whether they exceed the 5% threshold described above can have a significant impact on your Guaranteed Minimum Income Benefit or Guaranteed Minimum Death Benefit.

THE FOLLOWING REPLACES THE INFORMATION UNDER THE SUBHEADING "GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE" BEGINNING ON PAGE 40 OF THE PROSPECTUS AND THE PARAGRAPH UNDER THE SUBHEADING "GUARANTEED MINIMUM INCOME BENEFIT ON PAGE 4 OF THE TSA SUPPLEMENT:

On the Contract Date, the Guaranteed Minimum Income Benefit benefit base is equal to the initial contribution. Thereafter, the Guaranteed Minimum Income Benefit benefit base is credited with interest at 5% (3% for amounts in the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, and GIROs) on each Contract Date anniversary (compounded annually) through the Annuitant's age 80 (age 70 if the 5% Roll Up to Age 70 is elected), and 0% thereafter. An interest rate of 5% will apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program. Under TSA Certificates, while a loan is outstanding, the amount in the loan reserve account will be credited with interest at 3%.

On the date that a subsequent contribution is applied, your current Guaranteed Minimum Income Benefit benefit base will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Income Benefit benefit base will be reduced by (i) the dollar amount of the withdrawal or (ii) the percentage of the Annuity Account Value being withdrawn, as explained above. The Guaranteed Minimum Income Benefit benefit base will also be reduced by any withdrawal charge remaining on the Transaction Date that you exercise your Guaranteed Minimum Income Benefit.

Your Guaranteed Minimum Income Benefit benefit base is applied to guaranteed minimum annuity purchase factors to determine the Guaranteed Minimum Income Benefit. The guaranteed minimum annuity purchase factors are based on (i) interest at 2.5%, and (ii) mortality tables that assume increasing longevity. These interest and mortality factors are generally more conservative than the basis underlying current annuity purchase factors, which means that they would produce less periodic income for an equal amount applied.

Your Guaranteed Minimum Income Benefit benefit base does not create an Annuity Account Value or a Cash Value and is used solely for purposes of calculating your Guaranteed Minimum Income Benefit.

THE FOLLOWING REPLACES APPENDIX III ON PAGE 72 OF THE PROSPECTUS:

             APPENDIX III: GUARANTEED MINIMUM DEATH BENEFIT EXAMPLE
--------------------------------------------------------------------------------

Under the Certificates the death benefit is equal to the Annuity Account Value or, if greater, the Guaranteed Minimum Death Benefit (see "Guaranteed Minimum Death Benefit" on page 7 of this Supplement and on page 30 of the Prospectus).

The following is an example illustrating the calculation of the Guaranteed Minimum Death Benefit. Assuming $100,000 is allocated to the Investment Funds (with no allocation to the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund or GIROs), no subsequent contributions, no transfers, no withdrawals, and no loans under a TSA Certificate, the Guaranteed Minimum Death Benefit for an Annuitant age 45 would be calculated as follows:

   --------------------------------------------------------------------------------------------------------------------
          End of                                              5% Roll Up to Age 80         Annual Ratchet to Age 80
         Contract                   Annuity                    Guaranteed Minimum             Guaranteed Minimum
           Year                  Account Value                   Death Benefit                  Death Benefit
   --------------------------------------------------------------------------------------------------------------------

             1                       $105,000                        $105,000(1)                  $105,000(3)
             2                       $115,500                        $110,250(2)                  $115,500(3)
             3                       $129,360                        $115,763(2)                  $129,360(3)
             4                       $103,488                        $121,551(1)                  $129,360(4)
             5                       $113,837                        $127,628(1)                  $129,360(4)
             6                       $127,497                        $134,010(1)                  $129,360(4)
             7                       $127,497                        $140,710(1)                  $129,360(4)
   --------------------------------------------------------------------------------------------------------------------

The Annuity Account Values for Contract Years 1 through 7 are determined based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%,
12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The rates of return bear no relationship to past or future investment results.

5%   ROLL UP TO AGE 80

(1) At the end of Contract Years 1 and again at the end of Contract Years 4 through 7, the death benefit will be equal to the Guaranteed Minimum Death Benefit.

(2) At the end of Contract Years 2 and 3, the death benefit will be equal to the Annuity Account Value since it is higher than the current Guaranteed Minimum Death Benefit.

ANNUAL RATCHET TO AGE 80

(3) At the end of Contract Years 1, through 3, the Guaranteed Minimum Death Benefit is equal to the current Annuity Account Value.

(4) At the end of Contract Years 4 through 7, the Guaranteed Minimum Death Benefit is equal to the Guaranteed Minimum Death Benefit at the end of the prior year since it is equal to or higher than the current Annuity Account Value.

                                 SUPPLEMENT TO
                             EQUITABLE ACCUMULATOR(SM)
                                (IRA, NQ AND QP)
                        PROSPECTUS DATED MAY 1, 1998 AND
              TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998

          COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES

                                   Issued By:
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) changes certain information in the Equitable Accumulator (IRA, NQ and QP) prospectus dated May 1, 1998, and the Tax Sheltered Annuity prospectus supplement dated June 18, 1998 (TSA SUPPLEMENT). This Supplement describes the baseBUILDER(R) Combined Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit offered to Annuitant issue ages 76 through 83. Capitalized terms in this supplement have the same meaning as in the Prospectus and TSA Supplement.

The versions of the Combined Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit discussed on page 28 of the prospectus under "baseBUILDER Benefits" and pages 3 and 4 of the TSA Supplement are not available for Annuitant issue ages 76 through 83. The combined benefit available for these issue ages was offered under prospectus supplements dated May 1, 1998 and June 18, 1998.

The interest rate credited under the Guaranteed Minimum Income Benefit benefit base and the Guaranteed Minimum Death Benefit will be reduced from 4% to 3%. The guaranteed minimum annuity purchase factors used in calculating the Guaranteed Minimum Income Benefit will be based on interest at 2.5% for all years.

The charge for the benefit described in this Supplement is 0.30% of the Guaranteed Minimum Income Benefit benefit base in effect on a Processing Date.

THE EXERCISE DATES AND PERIOD CERTAIN FOR THE GUARANTEED MINIMUM INCOME BENEFIT APPLICABLE TO THE COMBINED BENEFIT IS AS FOLLOWS:

         The Guaranteed Minimum Income Benefit may be exercised only within 30 days following the 7th or later Contract Date anniversary, but in no event later than the Annuitant's age 90.

         The period certain will be 90 less the Annuitant's age at exercise.

THE GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE TO THE COMBINED BENEFIT IS AS
FOLLOWS:

     3% Roll Up to Age 85 - On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the initial contribution. Thereafter, the Guaranteed Minimum Death Benefit is credited with interest at 3% on each Contract Date anniversary (compounded annually) through the Annuitant's age 85 (or at the Annuitant's death, if earlier), and 0% thereafter.

     On the date that a subsequent contribution is applied, your current Guaranteed Minimum Death Benefit will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Death Benefit will be adjusted for the withdrawal.


--------------------------------------------------------------------------------
    Copyright 1999 The Equitable Life Assurance Society of the United States,
                 New York, New York 10104. All rights reserved.
 Accumulator is a service mark and baseBUILDER is a registered service mark of The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED JANUARY 4, 1999

PROS AGENT SUPP6 (1/99)

THE FOLLOWING REPLACES THE THIRD PARAGRAPH AND THE CHART FOLLOWING THE PARAGRAPH UNDER THE HEADING "GUARANTEED MINIMUM INCOME BENEFIT" ON PAGE 28 OF THE
PROSPECTUS:

Illustrated below are Guaranteed Minimum Income Benefit amounts per $100,000 of initial contribution, for a male Annuitant age 76 (at issue) on Contract Date anniversaries as indicated below, assuming no subsequent contributions, withdrawals, or loans under TSA Certificates.

       ------------------------------------------------------------------------------------------------------------
                 Contract Date                         Form of                     Guaranteed Minimum Income
            Anniversary at Exercise                    Annuity                      Benefit -- Annual Income
       ------------------------------------------------------------------------------------------------------------
                       7                   Life with 7 Year Period Certain                 $ 11,647.84

                       14                             Life only                              21,587.70
       ------------------------------------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 40 OF THE PROSPECTUS:

     Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:

     Your current Guaranteed Minimum Income Benefit benefit base (described below) and your current Guaranteed Minimum Death Benefit will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 3% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 3% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Income Benefit benefit base and your current Guaranteed Minimum Death Benefit on a pro rata basis.

     Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of the Annuity Account Value (as of the Transaction Date) that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your Annuity Account Value is $30,000 and you withdraw $12,000, you have withdrawn 40% ($12,000/ $30,000) of your Annuity Account Value. If your Guaranteed Minimum Death Benefit was $40,000 prior to the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new Guaranteed Minimum Death Benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

     The timing of your withdrawals and whether they exceed the 3% threshold described above can have a significant impact on your Guaranteed Minimum Income Benefit or Guaranteed Minimum Death Benefit.

THE FOLLOWING REPLACES THE FIRST TWO PARAGRAPHS UNDER THE HEADING "GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE" ON PAGE 40 OF THE PROSPECTUS:

     On the Contract Date, the Guaranteed Minimum Income Benefit benefit base is equal to the initial contribution. Thereafter, the Guaranteed Minimum Income Benefit benefit base is credited with interest at 3% on each Contract Date anniversary (compounded annually) through the Annuitant's age 85, and 0% thereafter.

     On the date that a subsequent contribution is applied, your current Guaranteed Minimum Income Benefit benefit base will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Income Benefit benefit base will be reduced by (i) the dollar amount of the withdrawal or (ii) the percentage of the Annuity Account Value being withdrawn, as explained above.

     The Guaranteed Minimum Income Benefit benefit base will also be reduced by any withdrawal charge remaining on the Transaction Date that you exercise your Guaranteed Minimum Income Benefit.

     Your Guaranteed Minimum Income Benefit benefit base is applied to guaranteed minimum annuity purchase factors to determine the Guaranteed Minimum Income Benefit. The guaranteed minimum annuity purchase factors are based on (i) interest at 2.5%, and (ii) mortality tables that assume increasing longevity. These interest and mortality factors are generally more conservative than the basis underlying current annuity purchase factors, which means that they would produce less periodic income for an equal amount applied.

THE FOLLOWING REPLACES APPENDIX III ON PAGE 72 OF THE PROSPECTUS:

             APPENDIX III: GUARANTEED MINIMUM DEATH BENEFIT EXAMPLE
--------------------------------------------------------------------------------
Under the Certificates the death benefit is equal to the Annuity Account Value or, if greater, the Guaranteed Minimum Death Benefit (see "Guaranteed Minimum Death Benefit" on page 1 of this Supplement and on page 30 of the Prospectus).

The following is an example illustrating the calculation of the Guaranteed Minimum Death Benefit. Assuming $100,000 is allocated to the Investment Funds, no subsequent contributions, no withdrawals, and no loans under a TSA Certificate, the Guaranteed Minimum Death Benefit for an Annuitant age 76 would be calculated as follows:

   --------------------------------------------------------------------
          End of                            3% Roll Up to Age 85
         Contract         Annuity            Guaranteed Minimum
           Year        Account Value           Death Benefit
   --------------------------------------------------------------------

            1            $105,000               $103,000(1)
            2            $115,500               $106,090(1)
            3            $129,360               $109,273(1)
            4            $103,488               $112,551(2)
            5            $113,837               $115,927(2)
            6            $127,497               $119,405(1)
            7            $127,497               $122,987(1)
   --------------------------------------------------------------------

The Annuity Account Values for Contract Years 1 through 7 are determined based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%,
12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The rates of return bear no relationship to past or future investment results.

(1) For Contract Years 1 through 3, and 6 through 7 the death benefit is equal to the Annuity Account Value.

(2) For Contract Years 4 and 5, the death benefit is equal to the Guaranteed Minimum Death Benefit.

                                  SUPPLEMENT TO
                             EQUITABLE ACCUMULATOR(SM)
                                (IRA, NQ, AND QP)
                        PROSPECTUS DATED MAY 1, 1998, AND
              TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998

          Combination Variable and Fixed Deferred Annuity Certificates

                                    Issued By
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) updates certain information contained in the Profile and Prospectus dated May 1, 1998, and the Tax Sheltered Annuity prospectus supplement (TSA SUPPLEMENT) dated June 18, 1998. Capitalized terms have the same meaning as in the Prospectus and TSA Supplement.

This prospectus supplement provides information on three new Investment Funds and a new GIRO.

IN THE THIRD PARAGRAPH ON THE COVER PAGE OF THE PROSPECTUS, THE NUMBER OF VARIABLE INVESTMENT FUNDS AVAILABLE IS
CHANGED FROM 24 TO 27.

THE FOLLOWING IS ADDED UNDER ITEM 4 "INVESTMENT OPTIONS" TO THE CHART OF INVESTMENT FUNDS ON PAGE 3 OF THE PROFILE AND THE CHART OF INVESTMENT FUNDS ON THE COVER PAGE OF THE PROSPECTUS:


     DOMESTIC EQUITY                               ASSET ALLOCATION SERIES
     EQ/Evergreen                                  EQ/Evergreen Foundation
     MFS Growth with Income


IN ITEM 4 OF THE PROFILE IN THE PARAGRAPH FOLLOWING THE CHART OF INVESTMENT FUNDS, AND THROUGHOUT THE PROSPECTUS, THE DISCUSSION OF AVAILABLE GIROS IS CHANGED. THE GIRO MATURING IN 1999 IS NO LONGER AVAILABLE FOR ALLOCATION. UNDER IRA, NQ, QP, AND TSA CERTIFICATES, THE GIRO WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS NOW AVAILABLE FOR ALLOCATION. UNDER THE ASSURED PAYMENT OPTION AND APO PLUS FOR IRA CERTIFICATES, A GIRO WITH AN EXPIRATION DATE OF FEBRUARY 15, 2014 IS ADDED.

IN ITEM 5 "EXPENSES" BEGINNING ON PAGE 3 OF THE PROFILE, THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE TABLE OF EXPENSES:

---------------------------------------------------------------------------------------------------------------------------

                                              TOTAL             TOTAL                                  EXAMPLES
                                              ANNUAL           ANNUAL            TOTAL               Total Annual
                                           CERTIFICATE        PORTFOLIO          ANNUAL           Expenses at End of:
INVESTMENT FUNDS                             CHARGES           CHARGES          CHARGES              (1)        (2)
                                                                                                   1 Year     10 Years
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                                   1.35%             1.05%            2.40%            $94.27      $307.88
EQ/Evergreen Foundation                        1.35%             0.95%            2.30%            $93.27      $298.05
MFS Growth with Income                         1.35%             0.85%            2.20%            $92.28      $288.16
---------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
    Copyright 1999 The Equitable Life Assurance Society of the United States,
                            New York, New York 10104.
              All rights reserved. Accumulator is a service mark of
           The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED JANUARY 4, 1999

PROS AGT SUPP7 (1/99)

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "HRT AND EQAT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)" ON PAGE 9 OF THE PROSPECTUS:

                                                                            EQ/EVERGREEN          MFS GROWTH
EQAT                                                   EQ/EVERGREEN          FOUNDATION          WITH INCOME
-----------------------------------------------------------------------------------------------------------------
Investment Management and Advisory Fee                    0.75%                 0.63%               0.55%
12b-1 Fee (5)                                             0.25%                 0.25%               0.25%
Other Expenses                                            0.05%                 0.07%               0.05%
-----------------------------------------------------------------------------------------------------------------
Total EQAT Annual Expenses (7)                            1.05%                 0.95%               0.85%
=================================================================================================================


THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER FOOTNOTE (7) ON PAGE 10 OF THE PROSPECTUS:

The EQ/Evergreen, EQ/Evergreen Foundation and MFS Growth with Income Portfolios had initial seed capital invested on December 31, 1998.

THE FOLLOWING IS ADDED AT THE END OF THE SECOND PARAGRAPH UNDER FOOTNOTE (7):

The total annual operating expenses of the following portfolios are also limited for the respective average daily net assets as follows: EQ/Evergreen - 1.05%; EQ/Evergreen Foundation - 0.95%; and MFS Growth with Income - 0.85%.

THE FOLLOWING IS ADDED AFTER THE THIRD PARAGRAPH UNDER FOOTNOTE (7):

For the EQAT Portfolios which had initial seed capital invested on December 31, 1998, absent the expense limitation, we estimate that the other expenses for 1999 will be 0.777% for the EQ/Evergreen and MFS Growth with Income Portfolios; and 0.848% for the EQ/Evergreen Foundation Portfolio.

THE FOLLOWING IS ADDED AFTER THE "EXAMPLES" TABLE UNDER THE EQAT INVESTMENT FUNDS ON PAGE 11 OF THE PROSPECTUS:

-------------------------------------------------------------------------------------------------------------------
                                 IF YOU SURRENDER YOUR CERTIFICATE AT THE  IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                                 END OF EACH PERIOD SHOWN, THE EXPENSES    AT THE END OF EACH PERIOD SHOWN, THE
                                 WOULD BE:                                 EXPENSES WOULD BE:
------------------------------------------------------------------------------------------------------------------
                                 1 YEAR   3 YEARS    5 YEARS   10 YEARS    1 YEAR      3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                     $94.27   $130.90       --        --       $27.42      $84.37      --        --
EQ/Evergreen Foundation           93.27    127.92       --        --        26.42       81.38      --        --
MFS Growth with Income            92.28    124.93       --        --        25.43       78.41      --        --

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER "EQAT'S INVESTMENT ADVISERS" ON PAGE 14 OF THE PROSPECTUS:

Bankers Trust Company, Evergreen Asset Management Corp., Massachusetts Financial Services Company, Merrill Lynch Asset Management, L.P., Morgan Stanley Asset Management Inc., Putnam Investment Management, Inc., T. Rowe Price Associates, Inc., and Rowe Price-Fleming International, Inc., and Warburg Pincus Asset Management, Inc. serve as EQAT advisers only for their respective EQAT Portfolios.

THE FOLLOWING IS ADDED AFTER THE DESCRIPTION OF "BANKERS TRUST COMPANY" ON PAGE 15 OF THE PROSPECTUS:

EVERGREEN ASSET MANAGEMENT CORP.

Evergreen Asset Management Corp. (EVERGREEN) is a wholly-owned subsidiary of First Union Corporation (FIRST UNION), a bank holding company. First Union, through Evergreen and other subsidiaries, offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 1997, Evergreen's combined assets under management totaled over $40 billion. Evergreen advises EQ/Evergreen and EQ/Evergreen Foundation, domestic equity portfolios. Evergreen is located at 2500 Westchester Avenue, Purchase, New York 10577.

THE FOLLOWING REPLACES THE SECOND SENTENCE UNDER THE DESCRIPTION OF "MASSACHUSETTS FINANCIAL SERVICES COMPANY" ON PAGE 15 OF THE PROSPECTUS:

MFS advises MFS Research and MFS Growth with Income, domestic equity portfolios, and MFS Emerging Growth Companies, an aggressive equity portfolio.

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "INVESTMENT POLICIES AND OBJECTIVES OF HRT'S PORTFOLIOS AND EQAT'S PORTFOLIOS" BEGINNING ON PAGE 16 OF THE PROSPECTUS:


    -----------------------------------------------------------------------------------------------------------------
            EQAT PORTFOLIO                          INVESTMENT POLICY                            OBJECTIVE
    -----------------------------------------------------------------------------------------------------------------

    EQ/Evergreen                     Primarily common stocks and convertible           Capital appreciation
                                     securities of companies that are little-known,
                                     relatively small, or represent special
                                     situations which, in the view of the adviser,
                                     offer potential for capital appreciation.
    -----------------------------------------------------------------------------------------------------------------

    EQ/Evergreen Foundation          Invests in a diversified, balanced portfolio of   In order of priority,
                                     stocks and bonds.                                 reasonable income,
                                                                                       conservation of capital and
                                                                                       capital appreciation
    -----------------------------------------------------------------------------------------------------------------

    MFS Growth with Income           Primarily equity securities that the adviser      Reasonable current income
                                     considers to be of high or improving investment   and long-term growth of
                                     quality with due regard for both probable         capital and income
                                     income and probable safety of capital.
    -----------------------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE ADVISORY FEE TABLE FOR THE EQAT PORTFOLIOS ON PAGE 45 OF THE PROSPECTUS:

            ---------------------------------------------------------
                                                          MAXIMUM
                                                        INVESTMENT
                                                      MANAGEMENT AND
                                                       ADVISORY FEE
           EQAT PORTFOLIO                              (ANNUAL RATE)
           ----------------------------------------------------------
           EQ/Evergreen                                   0.75%
           EQ/Evergreen Foundation                        0.63%
           MFS Growth with Income                         0.55%

                  SUPPLEMENT TO INCOME MANAGER(R) ACCUMULATOR(SM)
                 AND INCOME MANAGER(R) ROLLOVER IRA PROSPECTUSES
       DATED DECEMBER 31, 1997, AS PREVIOUSLY SUPPLEMENTED ON MAY 1, 1998

          Combination Variable and Fixed Deferred Annuity Certificates

                                    Issued By
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) updates certain information contained in the Profiles and Prospectuses dated December 31, 1997, as previously supplemented on May 1, 1998. In this Supplement, each section of the Prospectuses and/or May 1, 1998 supplements in which a change has been made is identified and the number of each page on which a change occurs is also noted. You should read this Supplement in conjunction with the Prospectus and May 1, 1998 supplement. You should keep the supplements and the Prospectus for future reference. Capitalized terms have the same meaning as in the Prospectuses and May 1, 1998 supplements.

This Supplement provides information on three new Investment Funds and a new Guarantee Period ("GIRO").

IN THE THIRD PARAGRAPH ON THE COVER PAGE OF THE PROSPECTUS, THE NUMBER OF VARIABLE INVESTMENT FUNDS AVAILABLE IS CHANGED FROM 24 TO 27.

THE FOLLOWING IS ADDED UNDER ITEM 4 "INVESTMENT OPTIONS" TO THE CHART OF INVESTMENT FUNDS ON PAGE 2 OF THE PROFILE AND THE CHART OF INVESTMENT FUNDS ON THE COVER PAGE OF THE PROSPECTUS:


     DOMESTIC EQUITY                ASSET ALLOCATION SERIES
     EQ/Evergreen                   EQ/Evergreen Foundation
     MFS Growth with Income


IN ITEM 4 OF THE PROFILE IN THE PARAGRAPH FOLLOWING THE CHART OF INVESTMENT FUNDS, AND THROUGHOUT THE PROSPECTUS, THE DISCUSSION OF AVAILABLE GIROS IS CHANGED. THE GIRO MATURING IN 1999 IS NO LONGER AVAILABLE FOR ALLOCATION.

UNDER THE ACCUMULATOR PROFILE AND PROSPECTUS, A GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS ADDED.

UNDER THE ROLLOVER IRA PROFILE AND PROSPECTUS, THE GIRO WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS NOW AVAILABLE FOR ALLOCATION. UNDER THE ASSURED PAYMENT OPTION AND APO PLUS, A GIRO WITH AN EXPIRATION DATE OF FEBRUARY 15, 2014 IS ADDED.


--------------------------------------------------------------------------------
    Copyright 1999 The Equitable Life Assurance Society of the United States,
                 New York, New York 10104. All rights reserved.
 Accumulator is a service mark and baseBUILDER is a registered service mark of The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED JANUARY 4, 1999

PROS AGT SUPP8 (1/99)

IN ITEM 5 "EXPENSES" ON PAGE 3 OF THE PROFILE, THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE TABLE OF EXPENSES ON PAGE 4:

--------------------------------------------------------------------------------------------------------------------------
                                              TOTAL             TOTAL                                  EXAMPLES
                                              ANNUAL           ANNUAL            TOTAL               Total Annual
                                           CERTIFICATE        PORTFOLIO          ANNUAL           Expenses at End of:
INVESTMENT FUNDS                             CHARGES           CHARGES          CHARGES              (1)        (2)
                                                                                                   1 Year     10 Years
--------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                                   1.15%             1.05%            2.20%            $92.23      $308.81
EQ/Evergreen Foundation                        1.15%             0.95%            2.10%            $91.23      $298.87
MFS Growth with Income                         1.15%             0.85%            2.00%            $90.24      $288.87
--------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "HRT AND EQAT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)" ON PAGE 6 OF THE ACCUMULATOR PROSPECTUS AND ON PAGE 7 OF THE ROLLOVER IRA
PROSPECTUS:

                                                                    EQ/EVERGREEN          MFS GROWTH
EQAT                                           EQ/EVERGREEN          FOUNDATION          WITH INCOME
---------------------------------------------------------------------------------------------------------

Investment Management and Advisory Fee            0.75%                 0.63%               0.55%
12b-1 Fee (4)                                     0.25%                 0.25%               0.25%
Other Expenses                                    0.05%                 0.07%               0.05%
---------------------------------------------------------------------------------------------------------
Total EQAT Annual Expenses (6)                    1.05%                 0.95%               0.85%
=========================================================================================================


THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER FOOTNOTE (6) ON THE COVER PAGE OF THE MAY 1, 1998 PROSPECTUS SUPPLEMENT:

The EQ/Evergreen, EQ/Evergreen Foundation and MFS Growth with Income Portfolios had initial seed capital invested on December 31, 1998.

THE FOLLOWING IS ADDED AT THE END OF THE SECOND PARAGRAPH UNDER FOOTNOTE (6):

The total annual operating expenses of the following portfolios are also limited for the respective average daily net assets as follows: EQ/Evergreen - 1.05%; EQ/Evergreen Foundation - 0.95%; and MFS Growth with Income - 0.85%.

THE FOLLOWING IS ADDED AFTER THE THIRD PARAGRAPH UNDER FOOTNOTE (6):

For the EQAT Portfolios which had initial seed capital invested on December 31, 1998, absent the expense limitation, we estimate that the other expenses for 1999 will be 0.777% for the EQ/Evergreen and MFS Growth with Income Portfolios; and 0.848% for the EQ/Evergreen Foundation Portfolio.

THE FOLLOWING IS ADDED AFTER THE "EXAMPLES" TABLE UNDER THE EQAT INVESTMENT FUNDS ON PAGE 7 OF THE ACCUMULATOR PROSPECTUS AND ON PAGE 8 OF THE ROLLOVER IRA
PROSPECTUS:

                    COMBINED GUARANTEED MINIMUM DEATH BENEFIT
             AND GUARANTEED MINIMUM INCOME BENEFIT (PLAN A) ELECTION
-------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR CERTIFICATE AT THE  IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                                   END OF EACH PERIOD SHOWN, THE EXPENSES    AT THE END OF EACH PERIOD SHOWN, THE
                                   WOULD BE:                                 EXPENSES WOULD BE:

                                   1 YEAR   3 YEARS    5 YEARS  10 YEARS     1 YEAR      3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                       $92.23   $128.03       --       --        $27.00      $83.40      --        --
EQ/Evergreen Foundation             91.23    125.05       --       --         26.00       80.40      --        --
MFS Growth with Income              90.24    122.06       --       --         25.01       77.42      --        --

THE FOLLOWING IS ADDED AFTER THE EQAT INVESTMENT FUNDS ON PAGE 8 OF THE
ACCUMULATOR PROSPECTUS AND ON PAGE 9 OF THE ROLLOVER IRA PROSPECTUS:

                          GUARANTEED MINIMUM DEATH BENEFIT ONLY BENEFIT (PLAN B) ELECTION
-------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR CERTIFICATE AT THE  IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                                   END OF EACH PERIOD SHOWN, THE EXPENSES    AT THE END OF EACH PERIOD SHOWN, THE
                                   WOULD BE:                                 EXPENSES WOULD BE:

                                   1 YEAR   3 YEARS    5 YEARS   10 YEARS    1 YEAR      3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                       $92.23   $122.76       --      --         $24.35      $75.14      --        --
EQ/Evergreen Foundation             91.23    119.76       --      --          23.35       72.14      --        --
MFS Growth with Income              90.24    116.76       --      --          22.36       69.14      --        --

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER "EQAT'S INVESTMENT ADVISERS" ON PAGE 4 OF THE MAY 1, 1998 PROSPECTUS SUPPLEMENT:

Bankers Trust Company, Evergreen Asset Management Corp., Massachusetts Financial Services Company, Merrill Lynch Asset Management, L.P., Morgan Stanley Asset Management Inc., Putnam Investment Management, Inc., T. Rowe Price Associates, Inc., and Rowe Price-Fleming International, Inc., and Warburg Pincus Asset Management, Inc. serve as EQAT advisers only for their respective EQAT Portfolios.

THE FOLLOWING IS ADDED AFTER THE DESCRIPTION OF "BANKERS TRUST COMPANY" ON PAGE 5 OF THE MAY 1, 1998 PROSPECTUS SUPPLEMENT:

EVERGREEN ASSET MANAGEMENT CORP.

Evergreen Asset Management Corp. (EVERGREEN) is a wholly-owned subsidiary of First Union Corporation (FIRST UNION), a bank holding company. First Union, through Evergreen and other subsidiaries, offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 1997, Evergreen's combined assets under management totaled over $40 billion. Evergreen advises EQ/Evergreen and EQ/Evergreen Foundation, domestic equity portfolios. Evergreen is located at 2500 Westchester Avenue, Purchase, New York 10577.

THE FOLLOWING REPLACES THE SECOND SENTENCE UNDER THE DESCRIPTION OF "MASSACHUSETTS FINANCIAL SERVICES COMPANY" ON PAGE 5 OF THE MAY 1, 1998 PROSPECTUS SUPPLEMENT:

MFS advises MFS Research and MFS Growth with Income, domestic equity portfolios, and MFS Emerging Growth Companies, an aggressive equity portfolio.

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "EQAT PORTFOLIO -- INVESTMENT POLICY -- OBJECTIVE" ON PAGE 12 OF THE ACCUMULATOR PROSPECTUS AND ON PAGE 14 OF THE ROLLOVER IRA PROSPECTUS:

    -----------------------------------------------------------------------------------------------------------------
            EQAT PORTFOLIO                          INVESTMENT POLICY                            OBJECTIVE
    -----------------------------------------------------------------------------------------------------------------

    EQ/Evergreen                     Primarily common stocks and convertible           Capital appreciation
                                     securities of companies that are little-known,
                                     relatively small, or represent special
                                     situations which, in the view of the adviser,
                                     offer potential for capital appreciation.
    -----------------------------------------------------------------------------------------------------------------

    EQ/Evergreen Foundation          Invests in a diversified, balanced portfolio of   In order of priority,
                                     stocks and bonds.                                 reasonable income,
                                                                                       conservation of capital and
                                                                                       capital appreciation
    -----------------------------------------------------------------------------------------------------------------

    MFS Growth with Income           Primarily equity securities that the adviser      Reasonable current income
                                     considers to be of high or improving investment   and long-term growth of
                                     quality with due regard for both probable         capital and income
                                     income and probable safety of capital.
    -----------------------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE ADVISORY FEE TABLE FOR THE EQAT PORTFOLIOS ON PAGE 30 OF THE ACCUMULATOR PROSPECTUS AND ON PAGE 38 OF THE ROLLOVER IRA PROSPECTUS:

           -----------------------------------------------------
                                                   AVERAGE DAILY
                                                    NET ASSETS
                                                    ----------
           EQ/Evergreen                                0.75%
           EQ/Evergreen Foundation                     0.63%
           MFS Growth with Income                      0.55%

                 SUPPLEMENT TO INCOME MANAGER(R) ACCUMULATOR(SM) AND INCOME MANAGER(R) ROLLOVER IRA PROSPECTUSES
               DATED OCTOBER 17, 1996, AS PREVIOUSLY SUPPLEMENTED ON MAY 1, 1997, DECEMBER 31, 1997, AND MAY 1, 1998

          Combination Variable and Fixed Deferred Annuity Certificates

                                    Issued By
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) updates certain information contained in the Prospectuses dated October 17, 1996, as previously supplemented on May 1, 1997, December 31, 1997, and May 1, 1998. You should read this Supplement in conjunction with the Prospectus and prior supplements. You should keep the supplements and the Prospectus for future reference. Capitalized terms have the same meaning as in the Prospectuses and prior supplements.

This Supplement provides information on three new Investment Funds and a new Guarantee Period.

THE NUMBER OF VARIABLE INVESTMENT FUNDS AVAILABLE IS CHANGED FROM 24 TO 27. THE FOLLOWING INVESTMENT FUNDS ARE ADDED:


     DOMESTIC EQUITY                   ASSET ALLOCATION SERIES
     EQ/Evergreen                      EQ/Evergreen Foundation
     MFS Growth with Income


THE GUARANTEE PERIOD MATURING IN 1999 IS NO LONGER AVAILABLE FOR ALLOCATION. UNDER THE ACCUMULATOR PROSPECTUS, A GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS ADDED. UNDER THE ROLLOVER IRA PROSPECTUS, THE GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS NOW AVAILABLE FOR ALLOCATION. UNDER THE ASSURED PAYMENT OPTION AND APO PLUS, A GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2014 IS ADDED.

THE FOLLOWING ARE THE EXPENSES FOR THE NEW PORTFOLIOS:


                                                                 INVESTMENT PORTFOLIOS
                                             --------------------------------------------------------------
                                                                      EQ/EVERGREEN          MFS GROWTH
EQAT                                            EQ/EVERGREEN*          FOUNDATION*         WITH INCOME*
----                                            -------------          -----------         ------------
                                             --------------------------------------------------------------


Investment Management and Advisory Fee              0.75%                 0.63%               0.55%
12b-1 Fee                                           0.25%                 0.25%               0.25%
Other Expenses                                      0.05%                 0.07%               0.05%
-----------------------------------------------------------------------------------------------------------
Total EQAT Annual Expenses                          1.05%                 0.95%               0.85%
===========================================================================================================

* The EQ/Evergreen, EQ/Evergreen Foundation and MFS Growth with Income Portfolios had initial seed capital invested on December 31, 1998. The maximum investment management and advisory fees for each EQAT Portfolio cannot be increased without a vote of that Portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses, however, EQ Financial Consultants, Inc. ("EQ Financial"), EQAT's manager, has entered into an expense limitation agreement with respect to each Portfolio ("Expense Limitation Agreement"), pursuant to which EQ Financial has agreed to waive or limit its fees and assume other expenses. Under the Expense Limitation Agreement, total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses, and 12b-1 fees) are limited for the respective average daily net assets of each Portfolio as follows: EQ/Evergreen - 1.05%; EQ/Evergreen Foundation - 0.95%; and MFS Growth with Income - 0.85%.


--------------------------------------------------------------------------------
    Copyright 1999 The Equitable Life Assurance Society of the United States,
                 New York, New York 10104. All rights reserved.
 Accumulator is a service mark and baseBUILDER is a registered service mark of The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED JANUARY 4, 1999

PROS AGT SUPP9 (1/99)

   Absent the expense limitation, we estimate that the other expenses for 1999 on an annualized basis will be 0.777% for the EQ/Evergreen and MFS Growth with Income Portfolios; and 0.848% for the EQ/Evergreen Foundation Portfolio.

   Each Portfolio may at a later date make a reimbursement to EQ Financial for any of the management fees waived or limited and other expenses assumed and paid by EQ Financial pursuant to the Expense Limitation Agreement provided that, among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the EQAT prospectus supplement for more information.

EXAMPLES

The examples below show the expenses that a hypothetical Certificate Owner would pay under the Combined GMDB/GMIB (Plan A) with a 6% to Age 80 Benefit and under the GMDB Only Benefit (Plan B) in the two situations noted below assuming a $1,000 contribution was invested in one of the Investment Funds listed, and a 5% annual return on assets.(1) The annual contract fee was computed based on an initial contribution of $10,000.

These examples should not be considered a representation of past or future expenses for each Investment Fund or Portfolio. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

                               COMBINED GMDB/GMIB BENEFIT (PLAN A) ELECTION
---------------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR CERTIFICATE AT THE  IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                                   END OF EACH PERIOD SHOWN, THE EXPENSES    AT THE END OF EACH PERIOD SHOWN, THE
                                   WOULD BE:                                 EXPENSES WOULD BE:
---------------------------------------------------------------------------------------------------------------------------
                                   1 YEAR   3 YEARS    5 YEARS  10 YEARS     1 YEAR      3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                       $95.23   $140.70       --       --        $32.00      $98.06      --        --
EQ/Evergreen Foundation             94.23    137.72       --       --         31.00       95.09      --        --
MFS Growth with Income              93.24    134.75       --       --         30.01       92.10      --        --

                                    GMDB ONLY BENEFIT (PLAN B) ELECTION
---------------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR CERTIFICATE AT THE  IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                                   END OF EACH PERIOD SHOWN, THE EXPENSES    AT THE END OF EACH PERIOD SHOWN, THE
                                   WOULD BE:                                 EXPENSES WOULD BE:
---------------------------------------------------------------------------------------------------------------------------
                                   1 YEAR   3 YEARS  5 YEARS   10 YEARS      1 YEAR      3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                       $95.23   $135.42      --       --         $29.35      $89.91      --        --
EQ/Evergreen Foundation             94.23    132.44      --       --          28.35       86.81      --        --
MFS Growth with Income              93.24    129.45      --       --          27.36       83.84      --        --

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. If the amount applied to purchase an annuity is less than $2,000, or the initial payment is less than $20 we may pay the amount to the payee in a single sum instead of as payments under an annuity form. See "Income Annuity Options" in the Prospectus. The examples do not reflect charges for applicable taxes such as state or local premium taxes that may also be deducted in certain jurisdictions.

THE FOLLOWING LISTS EQAT'S INVESTMENT ADVISERS AND PROVIDES INFORMATION ON THE NEW INVESTMENT ADVISER:

EQAT'S INVESTMENT ADVISERS.

Bankers Trust Company, Evergreen Asset Management Corp., Massachusetts Financial Services Company, Merrill Lynch Asset Management, L.P., Morgan Stanley Asset Management Inc., Putnam Investment Management, Inc., T. Rowe Price Associates, Inc., and Rowe Price-Fleming International, Inc., and Warburg Pincus Asset Management, Inc. serve as EQAT advisers only for their respective EQAT Portfolios.

EVERGREEN ASSET MANAGEMENT CORP.

Evergreen Asset Management Corp. (EVERGREEN) is a wholly-owned subsidiary of First Union Corporation (FIRST UNION), a bank holding company. First Union, through Evergreen and other subsidiaries, offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 1997, Evergreen's combined assets under management totaled over $40 billion. Evergreen advises EQ/Evergreen and EQ/Evergreen Foundation, domestic equity portfolios. Evergreen is located at 2500 Westchester Avenue, Purchase, New York 10577.

THE FOLLOWING UPDATES THE INFORMATION FOR MASSACHUSETTS FINANCIAL SERVICES COMPANY TO INCLUDE THE NEW PORTFOLIO:

MFS advises MFS Research and MFS Growth with Income, domestic equity portfolios, and MFS Emerging Growth Companies, an aggressive equity portfolio.

INVESTMENT POLICIES AND OBJECTIVES OF EQAT'S PORTFOLIOS

THE FOLLOWING PROVIDES INFORMATION ON THE INVESTMENT POLICIES AND OBJECTIVES OF THE NEW PORTFOLIOS:

Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The policies and objectives of each Portfolio will affect its return and its risks. There is no guarantee that these objectives will be achieved. Set forth below is a summary of the investment policies and objectives of each Portfolio. This summary is qualified in its entirety by reference to the EQAT prospectus supplement. Please read the EQAT Trust prospectus supplement carefully before investing.

    -----------------------------------------------------------------------------------------------------------------
            EQAT PORTFOLIO                          INVESTMENT POLICY                            OBJECTIVE
    -----------------------------------------------------------------------------------------------------------------

    EQ/Evergreen                     Primarily common stocks and convertible           Capital appreciation
                                     securities of companies that are little-known,
                                     relatively small, or represent special
                                     situations which, in the view of the adviser,
                                     offer potential for capital appreciation.
    -----------------------------------------------------------------------------------------------------------------

    EQ/Evergreen Foundation          Invests in a diversified, balanced portfolio of   In order of priority,
                                     stocks and bonds.                                 reasonable income,
                                                                                       conservation of capital and
                                                                                       capital appreciation
    -----------------------------------------------------------------------------------------------------------------

    MFS Growth with Income           Primarily equity securities that the adviser      Reasonable current income
                                     considers to be of high or improving investment   and long-term growth of
                                     quality with due regard for both probable         capital and income
                                     income and probable safety of capital.
    -----------------------------------------------------------------------------------------------------------------

THE FOLLOWING ARE THE EQAT CHARGES TO THE PORTFOLIOS:


                                                      MAXIMUM
                                                    INVESTMENT
                                                  MANAGEMENT AND
                                                   ADVISORY FEE
                                                   (ANNUAL RATE)
                                                   ------------
            EQ/Evergreen                               0.75%
            EQ/Evergreen Foundation                    0.63%
            MFS Growth with Income                     0.55%

                  SUPPLEMENT TO INCOME MANAGER(R) ACCUMULATOR(SM)
                 AND INCOME MANAGER(R) ROLLOVER IRA PROSPECTUSES
                  DATED MAY 1, 1996, AS PREVIOUSLY SUPPLEMENTED
               ON MAY 1, 1997, DECEMBER 31, 1997, AND MAY 1, 1998

          Combination Variable and Fixed Deferred Annuity Certificates

                                    Issued By
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) updates certain information contained in the Prospectuses dated May 1, 1996, as previously supplemented on May 1, 1997, December 31, 1997, and May 1, 1998. You should read this Supplement in conjunction with the Prospectus and prior supplements. You should keep the supplements and the Prospectus for future reference. Capitalized terms have the same meaning as in the Prospectuses and prior supplements.

This Supplement provides information on three new Investment Funds and a new Guarantee Period.

THE NUMBER OF VARIABLE INVESTMENT FUNDS AVAILABLE IS CHANGED FROM 24 TO 27. THE FOLLOWING INVESTMENT FUNDS ARE ADDED:


     DOMESTIC EQUITY                               ASSET ALLOCATION SERIES
     EQ/Evergreen                                  EQ/Evergreen Foundation
     MFS Growth with Income


THE GUARANTEE PERIOD MATURING IN 1999 IS NO LONGER AVAILABLE FOR ALLOCATION. UNDER THE ACCUMULATOR PROSPECTUS, A GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS ADDED. UNDER THE ROLLOVER IRA PROSPECTUS, THE GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS NOW AVAILABLE FOR ALLOCATION. UNDER THE ASSURED PAYMENT OPTION AND APO PLUS, A GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2014 IS ADDED.

THE FOLLOWING ARE THE EXPENSES FOR THE NEW PORTFOLIOS:

                                                                       INVESTMENT PORTFOLIOS
                                                   --------------------------------------------------------------
                                                                            EQ/EVERGREEN          MFS GROWTH
EQAT                                                  EQ/EVERGREEN*          FOUNDATION*         WITH INCOME*
----                                               --------------------- -------------------- -------------------
Investment Management and Advisory Fee                    0.75%                 0.63%               0.55%
12b-1 Fee                                                 0.25%                 0.25%               0.25%
Other Expenses                                            0.05%                 0.07%               0.05%
-----------------------------------------------------------------------------------------------------------------
Total EQAT Annual Expenses                                1.05%                 0.95%               0.85%
=================================================================================================================

* The EQ/Evergreen, EQ/Evergreen Foundation and MFS Growth with Income Portfolios had initial seed capital invested on December 31, 1998. The maximum investment management and advisory fees for each EQAT Portfolio cannot be increased without a vote of that Portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses, however, EQ Financial Consultants, Inc. ("EQ Financial"), EQAT's manager, has entered into an expense limitation agreement with respect to each Portfolio ("Expense Limitation Agreement"), pursuant to which EQ Financial has agreed to waive or limit its fees and assume other expenses. Under the Expense Limitation Agreement, total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses, and 12b-1 fees) are limited for the respective average daily net assets of each Portfolio as follows:
   EQ/Evergreen - 1.05%; EQ/Evergreen Foundation - 0.95%; and MFS Growth with Income - 0.85%.

--------------------------------------------------------------------------------
    Copyright 1999 The Equitable Life Assurance Society of the United States,
                            New York, New York 10104.
                              All rights reserved.
             Accumulator is a service mark and Income Manager is a
                           registered service mark of
           The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED JANUARY 4, 1999

PROS AGT SUPP10 (1/99)

   Absent the expense limitation, we estimate that the other expenses for 1999 on an annualized basis will be 0.777% for the EQ/Evergreen and MFS Growth with Income Portfolios; and 0.848% for the EQ/Evergreen Foundation Portfolio.

   Each Portfolio may at a later date make a reimbursement to EQ Financial for any of the management fees waived or limited and other expenses assumed and paid by EQ Financial pursuant to the Expense Limitation Agreement provided that, among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the EQAT prospectus supplement for more information.

EXAMPLES

The examples below show the expenses that a hypothetical Certificate Owner would pay in the two situations noted below assuming a $1,000 contribution was invested in one of the Investment Funds listed, and a 5% annual return on assets.(1) The annual contract fee was computed based on an initial contribution of $10,000.

These examples should not be considered a representation of past or future expenses for each Investment Fund or Portfolio. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

                                                FOR ACCUMULATOR CERTIFICATES
-----------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR CERTIFICATE AT THE  IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                                   END OF EACH PERIOD SHOWN, THE EXPENSES    AT THE END OF EACH PERIOD SHOWN, THE
                                   WOULD BE:                                 EXPENSES WOULD BE:

                                   1 YEAR   3 YEARS  5 YEARS  10 YEARS       1 YEAR      3 YEARS   5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                       $95.23   $138.59       --     --          $30.94      $94.76      --        --
EQ/Evergreen Foundation             94.23    135.61       --     --           29.94       91.78      --        --
MFS Growth with Income              93.24    132.63       --     --           28.95       88.80      --        --

                                                FOR ROLLOVER IRA CERTIFICATES
----------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR CERTIFICATE AT THE  IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                                   END OF EACH PERIOD SHOWN, THE EXPENSES    AT THE END OF EACH PERIOD SHOWN, THE
                                   WOULD BE:                                 EXPENSES WOULD BE:

                                   1 YEAR   3 YEARS  5 YEARS  10 YEARS       1 YEAR      3 YEARS   5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                       $95.23   $135.42       --     --          $29.35      $89.91      --        --
EQ/Evergreen Foundation             94.23    132.44       --     --           28.35       86.81      --        --
MFS Growth with Income              93.24    129.45       --     --           27.36       83.84      --        --

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. If the amount applied to purchase an annuity is less than $2,000, or the initial payment is less than $20 we may pay the amount to the payee in a single sum instead of as payments under an annuity form. See "Income Annuity Options" in the Prospectus. The examples do not reflect charges for applicable taxes such as state or local premium taxes that may also be deducted in certain jurisdictions.

THE FOLLOWING LISTS EQAT'S INVESTMENT ADVISERS AND PROVIDES INFORMATION ON THE NEW INVESTMENT ADVISER:

EQAT'S INVESTMENT ADVISERS.

Bankers Trust Company, Evergreen Asset Management Corp., Massachusetts Financial Services Company, Merrill Lynch Asset Management, L.P., Morgan Stanley Asset Management Inc., Putnam Investment Management, Inc., T. Rowe Price Associates, Inc., and Rowe Price-Fleming International, Inc., and Warburg Pincus Asset Management, Inc. serve as EQAT advisers only for their respective EQAT Portfolios.

EVERGREEN ASSET MANAGEMENT CORP.

Evergreen Asset Management Corp. (EVERGREEN) is a wholly-owned subsidiary of First Union Corporation (FIRST UNION), a bank holding company. First Union, through Evergreen and other subsidiaries, offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 1997, Evergreen's combined assets under management totaled over $40 billion. Evergreen advises EQ/Evergreen and EQ/Evergreen Foundation, domestic equity portfolios. Evergreen is located at 2500 Westchester Avenue, Purchase, New York 10577.

THE FOLLOWING UPDATES THE INFORMATION FOR MASSACHUSETTS FINANCIAL SERVICES COMPANY TO INCLUDE THE NEW PORTFOLIO:

MFS advises MFS Research and MFS Growth with Income, domestic equity portfolios, and MFS Emerging Growth Companies, an aggressive equity portfolio.

INVESTMENT POLICIES AND OBJECTIVES OF EQAT'S PORTFOLIOS

THE FOLLOWING PROVIDES INFORMATION ON THE INVESTMENT POLICIES AND OBJECTIVES OF THE NEW PORTFOLIOS:

Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The policies and objectives of each Portfolio will affect its return and its risks. There is no guarantee that these objectives will be achieved. Set forth below is a summary of the investment policies and objectives of each Portfolio. This summary is qualified in its entirety by reference to the EQAT prospectus supplement. Please read the EQAT Trust prospectus supplement carefully before investing.

    -------------------------------- ------------------------------------------------- ------------------------------
            EQAT PORTFOLIO                          INVESTMENT POLICY                            OBJECTIVE
    -------------------------------- ------------------------------------------------- ------------------------------

    EQ/Evergreen                     Primarily common stocks and convertible           Capital appreciation
                                     securities of companies that are little-known,
                                     relatively small, or represent special
                                     situations which, in the view of the adviser,
                                     offer potential for capital appreciation.
    -------------------------------- ------------------------------------------------- ------------------------------

    EQ/Evergreen Foundation          Invests in a diversified, balanced portfolio of   In order of priority,
                                     stocks and bonds.                                 reasonable income,
                                                                                       conservation of capital and
                                                                                       capital appreciation
    -------------------------------- ------------------------------------------------- ------------------------------

    MFS Growth with Income           Primarily equity securities that the adviser      Reasonable current income
                                     considers to be of high or improving investment   and long-term growth of
                                     quality with due regard for both probable         capital and income
                                     income and probable safety of capital.
    -------------------------------- ------------------------------------------------- ------------------------------

THE FOLLOWING ARE THE EQAT CHARGES TO THE PORTFOLIOS:

                                                             MAXIMUM
                                                           INVESTMENT
                                                         MANAGEMENT AND
                                                          ADVISORY FEE
                                                          (ANNUAL RATE)
                                                          -------------
                  EQ/Evergreen                                0.75%
                  EQ/Evergreen Foundation                     0.63%
                  MFS Growth with Income                      0.55%


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